AST LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 97.4%
Common Stocks — 94.6%
Aerospace & Defense — 2.8%
General Dynamics Corp.	117,248	$26,757,166
Huntington Ingalls Industries, Inc.	11,038	2,285,087
L3Harris Technologies, Inc.	84,127	16,509,082
Northrop Grumman Corp.	41,386	19,108,744
Raytheon Technologies Corp.	143,498	14,052,759
		78,712,838
Air Freight & Logistics — 0.8%
FedEx Corp.	71,629	16,366,510
United Parcel Service, Inc. (Class B Stock)	24,708	4,793,105
		21,159,615
Automobile Components — 0.6%
Adient PLC*	60,891	2,494,096
Magna International, Inc. (Canada)(a)	271,602	14,549,719
		17,043,815
Automobiles — 0.6%
General Motors Co.	464,790	17,048,497
Banks — 7.4%
Bank of America Corp.	385,299	11,019,551
Citigroup, Inc.	755,819	35,440,353
Citizens Financial Group, Inc.	255,076	7,746,658
Fifth Third Bancorp	206,182	5,492,688
Huntington Bancshares, Inc.	457,826	5,127,651
JPMorgan Chase & Co.	371,131	48,362,081
M&T Bank Corp.	98,742	11,806,581
PNC Financial Services Group, Inc. (The)	53,702	6,825,524
Regions Financial Corp.	392,803	7,290,424
Royal Bank of Canada (Canada)	118,423	11,325,322
Truist Financial Corp.	97,100	3,311,110
U.S. Bancorp(a)	512,635	18,480,492
Wells Fargo & Co.	885,197	33,088,664
		205,317,099
Beverages — 1.2%
Coca-Cola Co. (The)	61,895	3,839,347
Diageo PLC (United Kingdom)	284,102	12,679,380
Keurig Dr. Pepper, Inc.	284,485	10,036,631
PepsiCo, Inc.	41,625	7,588,238
		34,143,596
Biotechnology — 0.2%
AbbVie, Inc.	32,142	5,122,471
Broadline Retail — 0.1%
Kohl’s Corp.(a)	89,214	2,100,098
Building Products — 1.1%
Johnson Controls International PLC	342,088	20,600,540
Masco Corp.	69,128	3,437,044
Trane Technologies PLC	33,492	6,161,858
		30,199,442
	Shares	Value
Common Stocks (continued)
Capital Markets — 5.3%
Ares Management Corp. (Class A Stock)	209,249	$17,459,737
Bank of New York Mellon Corp. (The)	281,353	12,784,680
BlackRock, Inc.	12,319	8,242,889
Blackstone, Inc.(a)	101,380	8,905,219
Goldman Sachs Group, Inc. (The)	85,197	27,868,791
KKR & Co., Inc.	96,837	5,085,879
Moody’s Corp.(a)	10,530	3,222,391
Morgan Stanley	350,656	30,787,597
Nasdaq, Inc.	223,385	12,212,458
Raymond James Financial, Inc.(a)	107,613	10,037,065
State Street Corp.	145,276	10,995,940
		147,602,646
Chemicals — 2.9%
Celanese Corp.	44,673	4,864,443
CF Industries Holdings, Inc.	48,688	3,529,393
Corteva, Inc.	53,441	3,223,027
DuPont de Nemours, Inc.(a)	162,912	11,692,194
International Flavors & Fragrances, Inc.	88,747	8,161,174
LyondellBasell Industries NV (Class A Stock)	112,108	10,525,820
Olin Corp.	125,211	6,949,211
PPG Industries, Inc.	160,145	21,392,169
RPM International, Inc.	32,950	2,874,558
Sherwin-Williams Co. (The)	36,642	8,236,022
		81,448,011
Communications Equipment — 2.0%
Cisco Systems, Inc.	436,917	22,839,836
F5, Inc.*	143,473	20,902,581
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	2,010,342	11,760,501
		55,502,918
Consumer Finance — 0.6%
American Express Co.	82,302	13,575,715
Capital One Financial Corp.	26,804	2,577,473
		16,153,188
Consumer Staples Distribution & Retail — 0.8%
Target Corp.(a)	67,191	11,128,845
Walmart, Inc.	74,820	11,032,209
		22,161,054
Containers & Packaging — 0.3%
International Paper Co.	219,962	7,931,830
Distributors — 0.3%
LKQ Corp.	165,255	9,379,874
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	146,162	5,684,240
Electric Utilities — 4.1%
American Electric Power Co., Inc.	192,778	17,540,870
Duke Energy Corp.	160,047	15,439,734
Entergy Corp.	12,393	1,335,222
Exelon Corp.	507,279	21,249,917
A1

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
NextEra Energy, Inc.	145,190	$11,191,245
PPL Corp.	406,231	11,289,160
Southern Co. (The)	449,372	31,267,304
Xcel Energy, Inc.	73,053	4,926,694
		114,240,146
Electrical Equipment — 1.1%
Eaton Corp. PLC(a)	132,074	22,629,559
Emerson Electric Co.	99,696	8,687,510
		31,317,069
Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	492,704	17,382,597
TE Connectivity Ltd.(a)	136,402	17,889,122
		35,271,719
Energy Equipment & Services — 0.6%
Baker Hughes Co.(a)	93,050	2,685,423
Halliburton Co.	102,426	3,240,759
NOV, Inc.	533,318	9,871,716
		15,797,898
Entertainment — 0.7%
Walt Disney Co. (The)*	90,979	9,109,727
Warner Bros Discovery, Inc.*	627,701	9,478,285
		18,588,012
Financial Services — 2.0%
Corebridge Financial, Inc.(a)	135,489	2,170,534
Equitable Holdings, Inc.	625,127	15,871,975
Euronet Worldwide, Inc.*	81,190	9,085,161
Fidelity National Information Services, Inc.	265,988	14,451,128
Fiserv, Inc.*	114,049	12,890,958
		54,469,756
Food Products — 1.9%
Archer-Daniels-Midland Co.	141,281	11,254,444
Conagra Brands, Inc.	255,100	9,581,556
Kellogg Co.	124,862	8,360,760
Mondelez International, Inc. (Class A Stock)	133,079	9,278,268
Nestle SA	103,759	12,651,393
Tyson Foods, Inc. (Class A Stock)	43,900	2,604,148
		53,730,569
Gas Utilities — 0.4%
Atmos Energy Corp.(a)	107,581	12,087,801
Ground Transportation — 1.0%
Canadian National Railway Co. (Canada) (NYSE)(a)	40,586	4,787,930
Canadian National Railway Co. (Canada) (TSX)	75,161	8,868,609
Union Pacific Corp.	76,422	15,380,692
		29,037,231
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	110,892	$11,228,924
Baxter International, Inc.	75,100	3,046,056
Becton, Dickinson & Co.	89,777	22,223,399
Boston Scientific Corp.*	205,876	10,299,976
GE HealthCare Technologies, Inc.*(a)	148,442	12,176,697
Medtronic PLC	417,316	33,644,016
Zimmer Biomet Holdings, Inc.	115,790	14,960,068
		107,579,136
Health Care Providers & Services — 4.2%
Cigna Group (The)	120,884	30,889,489
CVS Health Corp.	208,404	15,486,501
Elevance Health, Inc.	81,218	37,344,849
HCA Healthcare, Inc.	32,577	8,589,903
McKesson Corp.	33,249	11,838,306
UnitedHealth Group, Inc.	29,565	13,972,123
		118,121,171
Health Care REITs — 0.4%
Welltower, Inc.	140,764	10,091,371
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	408,694	6,739,364
Hotels, Restaurants & Leisure — 0.6%
Booking Holdings, Inc.*	1,573	4,172,241
Las Vegas Sands Corp.*	58,223	3,344,912
Marriott International, Inc. (Class A Stock)	59,831	9,934,339
		17,451,492
Household Durables — 0.3%
Lennar Corp. (Class A Stock)	77,763	8,173,669
Household Products — 1.0%
Kimberly-Clark Corp.	165,224	22,176,365
Reckitt Benckiser Group PLC (United Kingdom)	61,670	4,691,702
		26,868,067
Industrial Conglomerates — 2.3%
General Electric Co.	216,019	20,651,416
Honeywell International, Inc.	118,498	22,647,338
Siemens AG (Germany)	28,798	4,665,389
Siemens AG (Germany), ADR	203,932	16,508,295
		64,472,438
Industrial REITs — 0.4%
Prologis, Inc.	88,887	11,090,431
Insurance — 6.5%
American International Group, Inc.	768,836	38,718,581
Aon PLC (Class A Stock)	64,280	20,266,841
Chubb Ltd.	200,667	38,965,518
Hartford Financial Services Group, Inc. (The)	248,802	17,339,011
Marsh & McLennan Cos., Inc.	109,408	18,221,903
MetLife, Inc.	272,251	15,774,223
Progressive Corp. (The)	143,479	20,526,106

A2

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Travelers Cos., Inc. (The)	74,135	$12,707,480
		182,519,663
Interactive Media & Services — 0.7%
Alphabet, Inc. (Class A Stock)*	102,663	10,649,233
Alphabet, Inc. (Class C Stock)*	11,409	1,186,536
Meta Platforms, Inc. (Class A Stock)*	34,073	7,221,432
		19,057,201
IT Services — 0.9%
Accenture PLC (Class A Stock)	53,135	15,186,514
Amdocs Ltd.	92,631	8,895,355
		24,081,869
Life Sciences Tools & Services — 0.8%
Danaher Corp.	20,656	5,206,138
Thermo Fisher Scientific, Inc.	30,175	17,391,965
		22,598,103
Machinery — 2.1%
CNH Industrial NV (United Kingdom)(a)	370,099	5,651,412
Cummins, Inc.(a)	67,818	16,200,364
Illinois Tool Works, Inc.(a)	57,108	13,902,942
Otis Worldwide Corp.	31,732	2,678,181
PACCAR, Inc.	139,542	10,214,474
Stanley Black & Decker, Inc.(a)	131,127	10,566,214
		59,213,587
Media — 2.4%
Charter Communications, Inc. (Class A Stock)*(a)	22,828	8,163,521
Comcast Corp. (Class A Stock)	1,273,300	48,270,803
News Corp. (Class A Stock)	395,510	6,830,458
Paramount Global (Class B Stock)(a)	181,932	4,058,903
		67,323,685
Metals & Mining — 0.3%
Rio Tinto PLC (Australia), ADR	121,239	8,316,995
Multi-Utilities — 1.6%
Ameren Corp.	58,278	5,034,636
Dominion Energy, Inc.	300,979	16,827,736
Sempra Energy	145,301	21,963,699
		43,826,071
Oil, Gas & Consumable Fuels — 6.9%
APA Corp.	459,426	16,566,902
ConocoPhillips	458,031	45,441,256
Coterra Energy, Inc.(a)	498,986	12,245,116
EOG Resources, Inc.	215,047	24,650,838
Exxon Mobil Corp.	72,241	7,921,948
Marathon Oil Corp.	423,420	10,145,143
Murphy Oil Corp.	130,357	4,820,602
Ovintiv, Inc.	161,767	5,836,553
Phillips 66	68,565	6,951,120
Pioneer Natural Resources Co.	57,377	11,718,678
Shell PLC (Netherlands), ADR	185,483	10,672,692
Suncor Energy, Inc. (Canada)(a)	170,486	5,293,590
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
TC Energy Corp. (Canada) (NYSE)(a)	204,485	$7,956,511
TC Energy Corp. (Canada) (TSX)(a)	220,343	8,570,797
TotalEnergies SE (France), ADR(a)	249,750	14,747,737
		193,539,483
Passenger Airlines — 0.1%
Southwest Airlines Co.	77,465	2,520,711
Personal Care Products — 0.9%
Unilever PLC (United Kingdom), ADR(a)	500,521	25,992,056
Pharmaceuticals — 7.4%
AstraZeneca PLC (United Kingdom), ADR	180,006	12,494,216
Bristol-Myers Squibb Co.	55,087	3,818,080
Elanco Animal Health, Inc.*	251,689	2,365,877
Eli Lilly & Co.	40,321	13,847,038
GSK PLC, ADR(a)	79,742	2,837,220
Johnson & Johnson	382,338	59,262,390
Merck & Co., Inc.	424,845	45,199,260
Pfizer, Inc.	1,286,283	52,480,346
Roche Holding AG	42,211	12,061,481
Sanofi, ADR	61,752	3,360,544
		207,726,452
Professional Services — 0.3%
Equifax, Inc.	41,118	8,340,375
Residential REITs — 0.4%
AvalonBay Communities, Inc.	70,471	11,843,356
Semiconductors & Semiconductor Equipment — 3.8%
Analog Devices, Inc.	88,301	17,414,723
Applied Materials, Inc.	13,334	1,637,815
Broadcom, Inc.	17,701	11,355,900
KLA Corp.	25,590	10,214,760
NXP Semiconductors NV (China)	109,211	20,365,121
QUALCOMM, Inc.	179,573	22,909,924
Texas Instruments, Inc.	121,170	22,538,832
		106,437,075
Software — 1.3%
Microsoft Corp.	80,923	23,330,101
Oracle Corp.	150,038	13,941,531
		37,271,632
Specialized REITs — 1.4%
Crown Castle, Inc.	91,815	12,288,520
Equinix, Inc.	3,551	2,560,413
Gaming & Leisure Properties, Inc.	264,351	13,762,113
Public Storage	10,490	3,169,449
Weyerhaeuser Co.	251,741	7,584,956
		39,365,451
Specialty Retail — 1.8%
Best Buy Co., Inc.(a)	59,974	4,694,165
Home Depot, Inc. (The)	58,178	17,169,491
Lowe’s Cos., Inc.	81,998	16,397,140

A3

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
TJX Cos., Inc. (The)	153,032	$11,991,588
		50,252,384
Technology Hardware, Storage & Peripherals — 0.2%
Samsung Electronics Co. Ltd. (South Korea), GDR	575	710,289
Western Digital Corp.*	156,701	5,902,926
		6,613,215
Tobacco — 1.0%
Philip Morris International, Inc.	275,638	26,805,795
Wireless Telecommunication Services — 0.2%
Vodafone Group PLC (United Kingdom), ADR(a)	517,053	5,708,265

Total Common Stocks (cost $2,531,783,646)		2,641,191,996
Exchange-Traded Funds — 2.8%
iShares MSCI USA Value Factor ETF	264,595	24,498,851
iShares Russell 1000 Value ETF	169,558	25,816,901
SPDR Portfolio S&P 500 Value ETF	661,969	26,955,378

Total Exchange-Traded Funds (cost $82,018,346)		77,271,130
Preferred Stock — 0.0%
Health Care Equipment & Supplies
Becton, Dickinson & Co., Series B, CVT, 6.000%, Maturing 06/01/23(a)	20,332	1,010,907
(cost $1,027,879)

Total Long-Term Investments (cost $2,614,829,871)		2,719,474,033
Short-Term Investments — 8.7%
Affiliated Mutual Fund — 6.8%
PGIM Institutional Money Market Fund (cost $190,236,697; includes $189,397,090 of cash collateral for securities on loan)(b)(we)	190,301,898	190,206,747
	Shares	Value

Unaffiliated Fund — 1.9%
Dreyfus Government Cash Management (Institutional Shares)	53,975,797	$53,975,797
(cost $53,975,797)

Total Short-Term Investments (cost $244,212,494)		244,182,544

TOTAL INVESTMENTS—106.1% (cost $2,859,042,365)		2,963,656,577

Liabilities in excess of other assets — (6.1)%		(170,555,947)

Net Assets — 100.0%		$2,793,100,630

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
CVT	Convertible Security
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
TSX	Toronto Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $187,286,300; cash collateral of $189,397,090 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4